Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) ($ in thousands) (6)	Operating Income (Loss) ($ in thousands) (7)
2022	1,275,947	948,231	568,574	97,077	80.01	156.18	9,677	11,187
2021	3,300,130	3,720,832	1,197,077	1,401,360	117.16	171.48	64,249	87,595
2020	1,113,109	1,632,185	558,283	801,623	90.12	170.56	(1,145)	(3,040)

Company Selected Measure Name	operating income (loss)
Named Executive Officers, Footnote [Text Block]	Our PEO was Edmond Thomas for each of the fiscal years presented above. Amounts in this column represent the total compensation paid to our PEO in each listed fiscal year as shown in our Summary Compensation Table or, for our NEOs other than our PEO, the average amount of the total compensation paid to our NEOs as shown in the "Total" column of our Summary Compensation Table for the applicable fiscal year.
Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the S&P 400 Apparel Retail Index (the “Peer Group TSR”), as used in the Company's Stock Performance Graph in our Annual Report.
PEO Total Compensation Amount	$ 1,275,947	$ 3,300,130	$ 1,113,109
PEO Actually Paid Compensation Amount	$ 948,231	3,720,832	1,632,185
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(204,588)	(112,293)	(563,431)	(316,930)	(248,797)	(180,378)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	715,805	393,799	754,110	424,187	238,839	175,149
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	55,535	18,678	196,104	97,026	(254,590)	(148,511)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(47,676)	(56,844)	33,919	—	(63,168)	(34,966)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(282,791)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
Total adjustments	519,076	243,340	420,702	204,283	(327,716)	(471,497)

Non-PEO NEO Average Total Compensation Amount	$ 568,574	1,197,077	558,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 97,077	1,401,360	801,623
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(204,588)	(112,293)	(563,431)	(316,930)	(248,797)	(180,378)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	715,805	393,799	754,110	424,187	238,839	175,149
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	55,535	18,678	196,104	97,026	(254,590)	(148,511)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(47,676)	(56,844)	33,919	—	(63,168)	(34,966)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(282,791)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
Total adjustments	519,076	243,340	420,702	204,283	(327,716)	(471,497)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's cumulative TSR (assuming an initial fixed investment of $100 for the fiscal years ended 2020, 2021, and 2022).
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid Versus Net Income (Loss)
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's net income for the fiscal years ended 2020, 2021, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid Versus Operating Income (Loss)
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's operating income for the fiscal years ended 2020, 2021, 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid Versus Company TSR and Peer Group TSR
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company's cumulative TSR (assuming an initial fixed investment of $100 for the fiscal years ended 2020, 2021, and 2022).
TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List [Table Text Block]

Most Important Financial Performance Measures
•Operating Income (Loss)
•Comparable Store Net Sales

Total Shareholder Return Amount	$ 80.01	117.16	90.12
Peer Group Total Shareholder Return Amount	156.18	171.48	170.56
Net Income (Loss)	$ 9,677	$ 64,249	$ (1,145)
Company Selected Measure Amount	11,187	87,595	(3,040)
PEO Name	Edmond Thomas
Additional 402(v) Disclosure [Text Block]	Dollar amounts represent the average of the total compensation paid to our NEOs other than our PEO as a group. For fiscal 2022 and 2021, our non-PEO NEOs reflected in this table are Hezy Shaked, Michael Henry, Bobby Goodwin, and Jon Kosoff. For fiscal 2020, our non-PEO NEOs included Hezy Shaked, Tricia Smith, Michael Henry and Jon Kosoff.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and beginning of the measurement period by the Company's share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net income (loss) reflected in the Company's audited financial statements for the applicable fiscal year.The dollar amounts reported represent the amount of operating income (loss) reflected in the Company's audited financial statements for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Operating Income (Loss)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Comparable Store Net Sales
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (327,716)	$ 420,702	$ 519,076
PEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(248,797)	(563,431)	(204,588)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	238,839	754,110	715,805
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(254,590)	196,104	55,535
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(63,168)	33,919	(47,676)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Pension Adjustments, Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(471,497)	204,283	243,340
Non-PEO NEO [Member] | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(180,378)	(316,930)	(112,293)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	175,149	424,187	393,799
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(148,511)	97,026	18,678
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(34,966)	0	(56,844)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(282,791)	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension	$ 0	$ 0	$ 0